Schedule of Assumptions were used by Management to determine the Fair Value of the Derivative Liabilities (Details)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Measurement Input, Price Volatility [Member]
Derivative [Line Items]
Fair value of derivative liabilities			0.6000
Measurement Input, Risk Free Interest Rate [Member]
Derivative [Line Items]
Fair value of derivative liabilities			0.0438
Measurement Input, Expected Term [Member]
Derivative [Line Items]
Fair value of derivative liabilities			0.0144
Measurement Input, Share Price [Member]
Derivative [Line Items]
Fair value of derivative liabilities			0.33
Minimum [Member] | Measurement Input, Price Volatility [Member]
Derivative [Line Items]
Fair value of derivative liabilities	0.4532	1.0462
Minimum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Derivative [Line Items]
Fair value of derivative liabilities	0.0368	0.0399
Minimum [Member] | Measurement Input, Expected Term [Member]
Derivative [Line Items]
Fair value of derivative liabilities	0.0003	0.0028
Minimum [Member] | Measurement Input, Share Price [Member]
Derivative [Line Items]
Fair value of derivative liabilities	0.10	0.07
Maximum [Member] | Measurement Input, Price Volatility [Member]
Derivative [Line Items]
Fair value of derivative liabilities	2.4268	1.8674
Maximum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Derivative [Line Items]
Fair value of derivative liabilities	0.0441	0.0542
Maximum [Member] | Measurement Input, Expected Term [Member]
Derivative [Line Items]
Fair value of derivative liabilities	0.0315	0.0339
Maximum [Member] | Measurement Input, Share Price [Member]
Derivative [Line Items]
Fair value of derivative liabilities	0.23	0.21